Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Finance lease obligations	$ 28,810	$ 26,541
Non-capital and net capital loss carryforwards	21,044	13,740
Contingent obligations	3,550	17,200
Denied interest	3,323	2,632
Accrued liabilities	11,313	5,721
Stock-based compensation	3,652	5,542
Operating lease obligations	2,227	3,116
Derivative financial instruments	1,243	0
Acquisition costs	1,134	1,470
Other	8,818	4,419
Deferred tax assets	85,114	80,381
Deferred tax liabilities:
Property, plant and equipment	205,313	179,581
Investments in affiliates and joint ventures	9,169	12,387
Contract assets	3,764	602
Operating lease right-of-use assets	2,522	3,002
Inventories	0	1,231
Deferred financing costs	734	1,114
Other	4,895	7,842
Deferred tax liabilities	226,397	205,759
Net deferred income tax liability	141,283	125,378
Classified as:
Deferred tax asset	0	0
Deferred tax liability	(141,283)	(125,378)
Net deferred income tax liability	$ (141,283)	$ (125,378)